Supplemental Financial Statement Information (Tables) - Parent Company [Member]	12 Months Ended
Dec. 31, 2014
Schedule Of Balance Sheets
BALANCE SHEETS

	December 31,
	2014	2013
ASSETS
CURRENT ASSETS:
Cash and cash equivalents	$2	$8
Accounts receivable from related companies	14	5
Other current assets	1	—
Total current assets	17	13
ADVANCES TO AND INVESTMENTS IN UNCONSOLIDATED AFFILIATES	5,390	3,841
INTANGIBLE ASSETS, net	10	14
GOODWILL	9	9
OTHER NON-CURRENT ASSETS, net	46	41
Total assets	$5,472	$3,918
LIABILITIES AND PARTNERS’ CAPITAL
CURRENT LIABILITIES:
Accounts payable to related companies	$11	$11
Interest payable	58	24
Accrued and other current liabilities	3	3
Total current liabilities	72	38
LONG-TERM DEBT, less current maturities	4,680	2,801
NOTE PAYABLE TO AFFILIATE	54	—
OTHER NON-CURRENT LIABILITIES	2	1

COMMITMENTS AND CONTINGENCIES

PARTNERS’ CAPITAL:
General Partner	(1)	(3)
Limited Partners:
Limited Partners – Common Unitholders (1,077,533,798 and 1,119,846,600 units authorized, issued and outstanding at December 31, 2014 and 2013, respectively)	648	1,066
Class D Units (3,080,000 units authorized, issued and outstanding)	22	6
Accumulated other comprehensive income (loss)	(5)	9
Total partners’ capital	664	1,078
Total liabilities and partners’ capital	$5,472	$3,918

Schedule Of Statements Of Operations
STATEMENTS OF OPERATIONS

	Years Ended December 31,
	2014	2013	2012
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES	$(111)	$(56)	$(53)
OTHER INCOME (EXPENSE):
Interest expense, net of interest capitalized	(205)	(210)	(235)
Bridge loan related fees	—	—	(62)
Equity in earnings of unconsolidated affiliates	955	617	666
Gains (losses) on interest rate derivatives	—	9	(15)
Loss on extinguishment of debt	—	(157)	—
Other, net	(5)	(8)	(4)
INCOME BEFORE INCOME TAXES	634	195	297
Income tax expense (benefit)	1	(1)	(7)
NET INCOME	633	196	304
GENERAL PARTNER’S INTEREST IN NET INCOME	2	—	2
CLASS D UNITHOLDER’S INTEREST IN NET INCOME	2	—	—
LIMITED PARTNERS’ INTEREST IN NET INCOME	$629	$196	$302

Schedule Of Statements Of Cash Flows
STATEMENTS OF CASH FLOWS

	Years Ended December 31,
	2014	2013	2012
NET CASH FLOWS PROVIDED BY OPERATING ACTIVITIES	$816	$768	$555
CASH FLOWS FROM INVESTING ACTIVITIES:
Cash paid for acquisitions	—	—	(1,113)
Proceeds from ETP Holdco Transaction	—	1,332	—
Contributions to unconsolidated affiliates	(118)	(8)	(487)
Purchase of additional interest in Regency	(800)	—	—
Note payable to affiliate	54	—	—
Note receivable from affiliate	—	—	(221)
Payments received on note receivable from affiliate	—	166	55
Net cash provided by (used in) investing activities	(864)	1,490	(1,766)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from borrowings	3,020	2,080	2,108
Principal payments on debt	(1,142)	(3,235)	(162)
Distributions to partners	(821)	(733)	(666)
Redemption of Preferred Units	—	(340)	—
Units repurchased under buyback program	(1,000)	—	—
Debt issuance costs	(15)	(31)	(78)
Net cash provided by (used in) financing activities	42	(2,259)	1,202
DECREASE IN CASH AND CASH EQUIVALENTS	(6)	(1)	(9)
CASH AND CASH EQUIVALENTS, beginning of period	8	9	18
CASH AND CASH EQUIVALENTS, end of period	$2	$8	$9